Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments [Abstract]
Notional amount and fair value for derivative instruments not designated as hedging instruments

The following tables present the notional value and fair value as of June 30, 2013 and December 31, 2012 for derivative instruments not designated as hedging instruments:

		Fair Value
	Notional Value	Asset Derivatives	Liability Derivatives
	(in thousands)
June 30, 2013:
Exchange-traded futures	$90,115	$1,619	$70
Currency forwards	104,553	716	477
Interest rate swaps	56,755	705	534
Credit default swaps	19,625	374	7
Option swaps	118	94	44
Total return swaps	106,123	4,118	146

Total derivatives	$377,289	$7,626	$1,278

		Fair Value
	Notional Value	Asset Derivatives	Liability Derivatives
	(in thousands)
December 31, 2012:
Exchange-traded futures	$89,901	$64	$1,598
Currency forwards	80,445	473	429
Interest rate swaps	55,435	73	888
Credit default swaps	53,775	457	272
Option swaps	103	83	92
Total return swaps	90,673	1,475	3,791

Total derivatives	$370,332	$2,625	$7,070

The following table presents the notional value, fair value and gains and losses recognized in investment gains (losses) in the consolidated statements of income as of December 31, 2012 and 2011 for derivative instruments not designated as hedging instruments:

	Notional Value	Derivative Assets	Derivative Liabilities	Gains (Losses)
	(in thousands)
December 31, 2012:
Exchange-traded futures	$89,901	$64	$1,598	$(18,291)
Currency forwards	80,445	473	429	(503)
Interest rate swaps	55,435	73	888	(1,358)
Credit default swaps	53,775	457	272	(8,598)
Option swaps	103	83	92	(424)
Total return swaps	90,673	1,475	3,791	(6,470)
Total derivatives	$370,332	$2,625	$7,070	$(35,644)

	Notional Value	Derivative Assets	Derivative Liabilities	Gains (Losses)
	(in thousands)
December 31, 2011:
Exchange-traded futures	$111,447	$127	$2,054	$8,979
Currency forwards	38,330	358	227	453
Interest rate swaps	47,640	136	3,301	(5,585)
Credit default swaps	84,215	2,962	639	676
Total return swaps	38,148	38	1,038	(184)
Total derivatives	$319,780	$3,621	$7,259	$4,339

Gains and losses recognized in investment gains (losses) in condensed consolidated statement of income

The following table presents the gains and losses recognized in investment gains (losses) in the condensed consolidated statements of income:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)
Exchange-traded futures	$1,686	$8,049	$(2,245)	$(8,548)
Currency forwards	206	1,365	382	1,184
Interest rate swaps	223	(1,460)	506	(723)
Credit default swaps	111	(752)	(1)	(3,351)
Options swaps	(62)	(89)	(186)	(89)
Total return swaps	2,774	(133)	(601)	(2,555)

Balance as of end of period	$4,938	$6,980	$(2,145)	$(14,082)